SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
Expressed in Canadian dollars	Year Ended		Year Ended
	December 31, 2017		December 31, 2016
	Number	Weighted average	Number	Weighted
	of shares	exercise price	of shares	average

Outstanding, beginning of year	4,458,050	$3.93	6,322,050	$3.80
Granted	1,572,000	$4.32	2,150,000	$4.30
Exercised	(60,000)	$3.03	(3,495,000)	$3.89
Cancelled	(177,250)	$5.49	(519,000)	$4.14
Outstanding, end of year	5,792,800	$4.00	4,458,050	$3.93

Options exercisable at year end	4,509,600	$3.91	2,921,550	$3.95

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Expressed in Canadian dollars
	Options Outstanding			Options Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
CAN $	Outstanding	Remaining	Average	Exercisable	Average
Price	as at	Contractual Life	Exercise	as at	Exercise
Intervals	December 31, 2017	(Number of Years)	Prices	December 31, 2017	Prices

$2.00 - $2.99	1,136,500	2.4	$2.65	1,136,500	$2.65
$4.00 - $4.99	4,656,300	3.0	$4.32	3,373,100	$4.33
	5,792,800	2.8	$4.00	4,509,600	$3.91

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
Weighted average fair value of options granted during the year	$2.30	$2.14
Risk-free interest rate	0.85%	0.69%
Expected dividend yield	0%	0%
Expected stock price volatility	73%	67%
Expected option life in years	3.86	3.86

Disclosure of deferred share units [Table Text Block]
Expressed in Canadian dollars	Year Ended		Year Ended
	December 31, 2017		December 31, 2016
	Number	Weighted average	Number	Weighted average
	of units	grant price	of units	grant price

Outstanding, beginning of year	510,560	$3.39	413,618	$3.21
Granted	37,832	$4.11	96,942	$4.19
Redeemed	-	-	-	-
Outstanding, end of period	548,392	$3.44	510,560	$3.39

Fair value at period end	548,392	$3.02	510,560	$4.75

Disclosure of share appreciation rights [Table Text Block]
	Year Ended		Year Ended
	December 31, 2017		December 31, 2016
	Number	Weighted average	Number	Weighted average
	of units	grant price	of units	grant price

Outstanding, beginning of year	579,660	$4.20	690,000	$3.23
Granted	489,000	$3.30	364,500	$5.05
Exercised	(46,668)	$2.21	(299,508)	$3.32
Cancelled	(109,999)	$4.38	(175,332)	$3.67
Outstanding, end of period	911,993	$3.80	579,660	$4.20

Exercisable at the end of the period	212,672	$3.69	139,170	$3.34

Disclosure of performance share units plan [Table Text Block]
	Year Ended	Year Ended
	D ecember 31, 201 7	D ecember 31, 201 6
	Number	Number
	of units	of units

Outstanding, beginning of year	325,000	-
Granted	200,000	425,000
Cancelled	-	(100,000)
Settled for shares	(193,825)	-
Settled for cash	(131,175)	-
Outstanding, end of period	200,000	325,000

Disclosure of detailed information about diluted earnings per share [Table Text Block]
	Year ended
	Dec. 31	Dec. 31
	2017	2016
Net earnings	$9,684	$3,910
Basic weighted average number of shares outstanding	127,340,834	117,505,811
Effect of dilutive securities:
Stock options	416,739	1,199,856
Performance share units	200,000	325,000
Diluted weighted average number of share outstanding	127,957,573	119,030,667

Diluted earnings per share	$0.08	$0.03